Property, plant and equipment - Balance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	£ 1,422
Balance at the end	1,834	£ 1,422
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,162
Balance at the end	1,156	1,162
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	260
Balance at the end	678	260
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,809	1,654
Additions	790	155
Balance at the end	2,599	1,809
Cost or valuation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,368	1,350
Additions	162	18
Balance at the end	1,530	1,368
Cost or valuation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	441	304
Additions	628	137
Balance at the end	1,069	441
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(387)	(108)
Charge for year	378	279
Balance at the end	(765)	(387)
Depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(206)	(32)
Charge for year	168	174
Balance at the end	(374)	(206)
Depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(181)	(76)
Charge for year	210	105
Balance at the end	£ (391)	£ (181)